Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Presents the carrying amounts and estimated fair values of the Company's financial instruments for which the carrying values on the Consolidated Balance Sheet are different from their fair values

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments as at December 31, 2012 and December 31, 2011 for which the carrying values on the Consolidated Balance Sheet are different from their fair values:

In millions	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets
Investments(Note 5)	$30	$125	$31	$126
Financial liabilities
Total debt (Note 8)	$6,900	$8,379	$6,576	$7,978